Schedule of Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Receivables [Abstract]
Prepaid expenses	$ 463	$ 315
Government institutions	76	47
Other receivables	133	118
Total	$ 672	$ 480